Share capital (Tables) - Aegon N.V [member]	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Detailed Information of Issued and outstanding Capital

Issued and outstanding capital	2021	2020
Common shares	253	252

Common shares B	68	69

Total share capital	321	320

Common shares	2021	2020
Authorized share capital	720	720

Number of authorized shares (in million)	6,000	6,000

Par value in cents per share	12	12

Common shares B	2021	2020
Authorized share capital	360	360

Number of authorized shares (in million)	3,000	3,000

Par value in cents per share	12	12

Movement of Common Shares
The following table shows the movement during the year in the number of common shares and common shares B:

	Common shares		Common shares B

	Number of shares (thousands)	Total amount	Number of shares (thousands)	Total amount

At January 1, 2020	2,105,139	253	585,022	70

Shares withdrawn	(9,491)	(1)	(13,227)	(2)

Dividend	2,466	-	-	-

At December 31, 2020	2,098,114	252	571,795	69

Shares withdrawn	(2,466)	(0)	(2,956)	(0)

Dividend	10,665	1	-	-

At December 31, 2021	2,106,313	253	568,839	68
The following table shows the weighted average number of common shares and common shares B:

	Weighted average number of common shares (thousands)	Weighted average number of common shares B (thousands)

2020	2,101,749	579,312

2021	2,101,231	570,629